Operating Costs and Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 1,878,332	R$ 977,904	R$ 1,505,968
Provisions For Performance And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	173,662	39,655	366,041
Personnel [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	1,681,961	918,515	1,120,509
Personnel [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	742,449	625,237	663,667
Personnel [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	220,148	207,364	218,043
Personnel [Member] | Meal Assistance And Education Allowance [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	109,307	95,229	99,567
Personnel [Member] | Compensation Voluntary Termination Program Retirement [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	610,057	(9,315)	139,232
Management Catagories [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	22,709	19,734	19,418
Management Catagories [Member] | Salaries And Management Fees [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	17,889	15,606	15,332
Management Catagories [Member] | Social Charges On Payroll [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	4,559	3,872	3,832
Management Catagories [Member] | Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Personnel and management	R$ 261	R$ 256	R$ 254